Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (277,979)	$ (150,602)	$ 73,132
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Discontinued operations, net of tax	49,808	118,456	(19,483)
Depreciation, Depletion and Amortization	89,444	90,510	66,909
Impairment	214,286	45,289	11,728
Amortization of debt issuance costs	2,151	1,735	1,621
Loss (gain) from risk management activities, net	5,041	(23,383)	(25,868)
Derivative settlements	7,478	5,368	(22,456)
Equity-based compensation	10,392	7,719	4,297
Loss (gain) of sale of assets	(76)	0	(39)
Other	(1,197)	(592)	(2,304)
Changes in assets and liabilities—net of acquisitions:
Accounts receivable	14,280	(26,742)	19,636
Prepayments and other current assets	1,838	2,087	(5,712)
Risk management activities	0	(6,607)	(15,773)
Accounts payable	1,738	14,198	(30,023)
Accrued liabilities	(964)	2,519	3,048
Other assets	143	(2,985)	2,680
Other current liabilities	(2,140)	(1,634)	(974)
Net cash provided by (used in) operating activities	114,243	75,336	60,419
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(149,944)	(167,907)	(76,938)
Acquisitions, net of cash acquired	0	0	(220,326)
Proceeds from sale of asset	76	15,398	0
Net cash provided by (used in) investing activities	(149,868)	(152,509)	(297,264)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt	601,400	1,043,750	964,279
Repayment of long-term debt	(503,100)	(916,750)	(1,012,779)
Proceeds from Senior Notes	0	22,889	27,683
Payment of debt issuance costs	0	(614)	(9,116)
Proceeds from derivative contracts	1,323	14,449	6,267
Common unit issued in equity offerings	102,388	96,173	0
Issuance costs for equity offerings	(4,519)	(4,518)	0
Exercise of Warrants	0	31,804	89,745
Repurchase of common units	1,858	2,501	1,401
Distributions to members and affiliates	(125,911)	(119,211)	(74,512)
Net cash provided by (used in) financing activities	69,723	165,471	(9,834)
CASH FLOWS FROM DISCONTINUED OPERATIONS:
Operating activities from discontinued operations	63,133	70,165	58,375
Investing activities from discontinued operations	(97,180)	(376,161)	(76,672)
Financing activities from discontinued operations	0	216,846	261,804
Net cash provided by (used in) discontinued operations	(34,047)	(89,150)	243,507
Net increase in cash and cash equivalents	51	(852)	(3,172)
CASH AND CASH EQUIVALENTS—Beginning of period	25	877	4,049
CASH AND CASH EQUIVALENTS—End of period	76	25	877
NONCASH INVESTING AND FINANCING ACTIVITIES:
Units issued for acquisitions	0	0	336,125
Investments in property, plant and equipment, not paid	9,469	29,568	31,374
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid—net of amounts capitalized	65,309	45,614	24,682
Cash paid for taxes	$ 59	$ 1,085	$ 1,516